Financial expense (Tables)	6 Months Ended
Jun. 30, 2026
Financial expense
Schedule of financial expense

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Fair value adjustment convertible bond	7,697	—	2,601	—
Amortization day 1 loss convertible bond	742	—	1,476	—
Fair value adjustment synthetic warrants	3,400	—	2,803	—
Fair value adjustment prepayment option	(11)	—	36	—
Recoverable cash advances, Accretion of interest	263	269	526	539
Interest and bank charges	513	373	931	761
Interest on lease liabilities	22	35	46	71
Exchange differences	448	2,772	998	6,141
Other	4	(112)	4	67
Total Financial expense	13,078	3,337	9,421	7,579